Main BuyWrite Fund

Class A Shares – N/A Class C Shares – N/A Class I Shares – BUYWX

a series of Northern Lights Fund Trust IV

Supplement dated July 13, 2016 to the Prospectus

dated December 22, 2015

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Effective immediately the first sentence of the second paragraph in the Tax Status, Dividends, and Distributions section of the Prospectus, located on page 16 of that document, is revised as follows:

The Fund intends to distribute substantially all of its net investment income quarterly and net capital gains annually.

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This Supplement, and the Prospectus and Statement of Additional Information both dated December 22, 2015, provide relevant information for all shareholders and should be retained for future reference. The Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-855-907-3373.